CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Revenues	$ 1,448,476	$ 1,601,883	$ 867,891
Cost of revenues	1,226,404	1,322,115	742,615
Gross profit	222,072	279,768	125,276
Operating expenses:
Research and development	115,558	92,705	71,062
Selling, general and administrative	66,377	60,002	56,463
Amortization of intangible assets	4,176	3,669	3,939
Impairment of intangible assets	2,230
Restructuring costs	2,750		5,898
Total operating expenses	191,091	156,376	137,362
Operating income (loss)	30,981	123,392	(12,086)
Interest income	397	86	137
Interest expense	(5)	(41)	(23)
Income (loss) before income taxes	31,373	123,437	(11,972)
Provision (benefit) for income taxes	3,076	(15,991)	4,442
Net income (loss)	$ 28,297	$ 139,428	$ (16,414)
Net earnings (loss) per share:
Basic (in dollars per share)	$ 0.96	$ 4.63	$ (0.56)
Diluted (in dollars per share)	$ 0.92	$ 4.46	$ (0.56)
Weighted average common shares (in thousands), used in computing net earnings (loss) per share:
Basic (in shares)	29,605	30,101	29,402
Diluted (in shares)	30,631	31,270	29,402
Cash dividends declared per share (in dollars per share)	$ 0.11